Change in Accounting Principle-Stock-Based Compensation	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Change in Accounting Principle-Stock-Based Compensation

NOTE 2—CHANGE IN ACCOUNTING PRINCIPLE—STOCK-BASED COMPENSATION

In the third quarter of fiscal 2012, the Company changed its policy for recognizing stock-based compensation expense from the graded method of accounting to the straight-line method of accounting for its time-based units (or service-only awards). The Company previously disclosed this change in accounting policy and retrospectively restated its consolidated financial statements for such change in its audited consolidated financial statements for fiscal 2012.

Based on research and analysis, the Company believes the straight-line method of accounting for stock-based compensation expense for service-only awards is the predominant method used in its industry. In order for the Company’s results of operations to be comparable to its peers, it has concluded that the straight-line method of accounting for stock-based compensation is a preferable accounting method in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 250-10-45.

The following table presents the unaudited comparative effect of the change in accounting method and its impact on key components of the Company’s condensed consolidated statements of operations (in thousands, except share and per share amounts):

	Three Months Ended
	April 28, 2012
	Graded Method	Straight-Line Method
Net revenues	$217,914	$217,914
Cost of goods sold	142,646	142,646

Gross profit	75,268	75,268
Selling, general and administrative expense	77,401	77,365

Loss from operations	(2,133)	(2,097)
Interest expense	(1,575)	(1,575)

Loss before income taxes	(3,708)	(3,672)
Income tax expense	56	56

Net loss	$(3,764)	$(3,728)

Shares used in computing basic and diluted net loss per share	1,000	1,000
Basic and diluted net loss per share	$(3,764)	$(3,728)

NOTE 3—CHANGE IN ACCOUNTING PRINCIPLE—STOCK-BASED COMPENSATION

In the third quarter of 2012, the Company changed its policy for recognizing stock-based compensation expense from the graded method of accounting to the straight-line method of accounting for its time-based units (or service-only awards). The Company previously disclosed this change in accounting policy and retrospectively restated its consolidated financial statements for such change in its audited consolidated financial statements for the fiscal year ended January 28, 2012 and unaudited condensed consolidated financial statements for the six months ended July 28, 2012, which are included in the Company’s final prospectus filed with the Securities and Exchange Commission on November 5, 2012.

Based on research and analysis, the Company believes the straight-line method of accounting for stock-based compensation expense for service-only awards is the predominant method used in its industry. In order for the Company’s results of operations to be comparable to its peers, it has concluded that the straight-line method of accounting for stock-based compensation is a preferable accounting method in accordance with ASC 250-10-45.

The following table presents the comparative effect of the change in accounting method and its impact on key components of the Company’s consolidated statements of operations (dollar amounts in thousands):

	Year Ended
	January 28, 2012		January 29, 2011
	As Reported	As Revised	As Reported	As Revised
Net revenues	$958,084	$958,084	$772,752	$772,752
Cost of goods sold	601,735	601,735	501,132	501,132

Gross profit	356,349	356,349	271,620	271,620
Selling, general and administrative expense	329,753	329,506	275,859	274,836

Income (loss) from operations	26,596	26,843	(4,239)	(3,216)
Interest expense	(5,134)	(5,134)	(3,150)	(3,150)

Income (loss) before income taxes	21,462	21,709	(7,389)	(6,366)
Income tax expense	1,121	1,121	685	685

Net income (loss)	$20,341	$20,588	$(8,074)	$(7,051)

Shares used in computing basic and diluted net income (loss) per share	468	468	100	100
Basic and diluted net income (loss) per share	$43,464	$43,991	$(80,740)	$(70,510)

The following table presents the comparative effect of the change in accounting method and its impact on key components of the Company’s consolidated balance sheets (in thousands):

	January 28, 2012
	As Reported	As Revised
Stockholders’ equity:
Common stock, zero par value, 1,000 shares authorized, 1,000 shares issued and outstanding	$—	$—
Additional paid-in capital	293,281	292,011
Accumulated other comprehensive income	1,150	1,150
Accumulated deficit	(43,968)	(42,698)

Total stockholders’ equity	$250,463	$250,463

The change did not impact cash flows from total operating, investing or financing activities.